INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF SUMMARIZES THE COMPOSITION OF INCOME TAX EXPENSE

The following table summarizes the composition of income tax expense for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$ (Note 2(e))
Current income tax expense	2,010,472	2,199,591	-	-
Deferred tax expenses	151,343	1,063	-	-
	2,161,815	2,200,654	-	-

SCHEDULE OF RECONCILIATION INCOME TAX RATE

The reconciliation between the Hong Kong statutory income tax rate applicable to the Company’s profits and the income tax expense is presented below:

	For the years ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$ (Note 2(e))
Profit / (Loss) before provision for income taxes	14,267,488	14,070,908	(23,550,966)	(3,019,356)

Income tax expenses computed at statutory rate	2,354,135	2,321,699	(3,885,909)	(498,193)
Tax effect of preferential tax rate	(165,000)	(165,000)	-	-
Tax effect of expenses not deductible for tax purpose	-	53,307	1,407,274	180,419
Tax effect of income not subject to tax	(26,795)	(7,852)	(1,560)	(200)
Tax effect on temporary difference not recognized in previous period	2,475	-	-	-
Changes in valuation allowance	-	-	2,480,195	317,974
Tax effect of tax deduction	(3,000)	(1,500)	-	-
Total income tax expense	2,161,815	2,200,654	-	-

SCHEDULE OF DEFERRED TAXES ASSETS AND LIABILITIES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s deferred tax liabilities were as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Deferred tax liabilities, net, beginning balance:
Accelerated tax depreciation	(309,198)	(392,986)	(50,383)
Allowance for credit losses on accounts receivable	81,463	165,178	21,177
Allowance for credit losses on amount due from related companies	1,268	278	36
Total deferred tax liabilities	(226,467)	(227,530)	(29,170)
Charged to consolidated statement of operations:
Accelerated tax depreciation	(83,788)	-	-
Allowance for credit losses on accounts receivable	83,715	-	-
Reversal of allowance for credit losses on amount due from related company	(990)	-	-
Tax loss	-	-	-
Deferred tax liabilities, net, ending balance	(227,530)	(227,530)	(29,170)